                          [CLIFFORD CHANCE LETTERHEAD]

July 26, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS (the "Fund")
         Securities Act File No. 333-104972
         Investment Company Act File No. 811-21339
         Post-Effective Amendment No. 4
         ------------------------------

Dear Sir or Madam:

On behalf of the Morgan Stanley Institutional Liquidity Funds, a Massachusetts
business trust (the "Fund"), attached herewith for filing is the above-referenced Post-Effective Amendment No. 4 to the Fund's Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended
(the "1933 Act"), and Post-Effective Amendment No. 5 to the Fund's Registration
Statement pursuant to the Investment Company Act of 1940, as amended (the "1940
Act"), together with exhibits thereto (the "Amendment").

This filing is made pursuant to Rule 485(b) under the 1933 Act for the purpose of: (i) updating the Fund's financial statements and information; (ii) otherwise updating the Fund's Registration Statement as required by Rule 8b-16 under the
1940 Act; (iii) responding to certain comments made by the staff of the
Securities and Exchange Commission with respect to Post-Effective Amendment No.
3 to the Fund's Registration Statement, filed pursuant to Rule 485(a) under the
1933 Act on May 20, 2005 and (iv) making other minor stylistic revisions. No fees are required in connection with this filing.

We hereby represent, pursuant to paragraph (b)(4) of Rule 485, that this
Amendment does not contain disclosures that would render it ineligible to become effective on July 26, 2005, pursuant to paragraph (b) of Rule 485 under the 1933
Act.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931.

                                           Very truly yours,

                                           /s Stuart M. Strauss
                                           ------------------------
                                           Stuart M. Strauss